Derivative financial instruments and hedging activities (Tables)	12 Months Ended
Oct. 31, 2024
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity (Absolute Amounts)

Notional amount of derivatives by term to maturity (absolute amounts)
(1)

	As at October 31, 2024
	Term to maturity

(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$1,097,367	$672,436	$7,017	$1,776,820	$1,776,820	$–
Swaps	6,181,369	8,714,891	5,597,447	20,493,707	19,291,405	1,202,302
Options purchased	206,649	407,730	155,843	770,222	770,181	41
Options written	217,379	384,448	179,408	781,235	781,113	122
Foreign exchange contracts
Forward contracts	2,939,019	136,442	7,465	3,082,926	2,966,914	116,012
Cross currency swaps	23,204	108,912	75,843	207,959	199,481	8,478
Cross currency interest rate swaps	1,298,173	2,544,878	1,380,858	5,223,909	5,168,677	55,232
Options purchased	475,980	75,804	2,015	553,799	553,799	–
Options written	488,878	66,828	983	556,689	556,689	–
Credit derivatives (2)	4,055	135,505	118,732	258,292	257,333	959
Other contracts (3)	389,424	149,475	10,122	549,021	538,604	10,417
Exchange-traded contracts
Interest rate contracts
Futures – long positions	93,985	45,015	56	139,056	139,056	–
Futures – short positions	114,425	64,759	301	179,485	179,244	241
Options purchased	7,075	991	–	8,066	8,066	–
Options written	2,262	14	–	2,276	2,276	–
Foreign exchange contracts
Futures – long positions	1	–	–	1	1	–
Other contracts	367,023	68,132	2,574	437,729	437,729	–
	$13,906,268	$13,576,260	$7,538,664	$35,021,192	$33,627,388	$1,393,804

	As at October 31, 2023
	Term to maturity

(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$1,008,978	$691,397	$358	$1,700,733	$1,700,733	$–
Swaps	4,220,675	6,651,849	4,418,165	15,290,689	14,169,938	1,120,751
Options purchased	162,845	420,341	166,275	749,461	749,257	204
Options written	144,138	412,239	179,532	735,909	735,562	347
Foreign exchange contracts
Forward contracts	2,336,565	106,069	4,082	2,446,716	2,363,796	82,920
Cross currency swaps	30,098	88,625	74,538	193,261	189,100	4,161
Cross currency interest rate swaps	972,658	2,055,058	1,141,295	4,169,011	4,107,125	61,886
Options purchased	244,721	73,407	2,663	320,791	320,791	–
Options written	254,534	71,039	2,305	327,878	327,878	–
Credit derivatives (2)	11,709	108,637	114,463	234,809	234,066	743
Other contracts (3)	261,528	140,225	13,088	414,841	401,373	13,468
Exchange-traded contracts
Interest rate contracts
Futures – long positions	103,195	24,283	1	127,479	126,879	600
Futures – short positions	99,792	54,817	1	154,610	154,445	165
Options purchased	12,801	3	–	12,804	12,804	–
Options written	11,206	1,468	–	12,674	12,674	–
Foreign exchange contracts
Futures – long positions	124	–	–	124	124	–
Other contracts	571,970	154,677	4,586	731,233	731,233	–
	$10,447,537	$11,054,134	$6,121,352	$27,623,023	$26,337,778	$1,285,245

(1)	The derivative notional amounts are determined using the standardized approach for measuring counterparty credit risk (SA-CCR) in accordance with the Capital Adequacy Requirements (CAR).
(2)	Credit derivatives with a notional value of $1 billion (October 31, 2023 – $1 billion) are economic hedges. Trading credit derivatives comprise protection purchased of $135 billion (October 31, 2023 – $119 billion) and protection sold of $122 billion (October 31, 2023 – $115 billion).
(3)	Other contracts exclude loan underwriting commitments of $3 billion (October 31, 2023 – $2 billion), which are not classified as derivatives under CAR guidelines.

Summary of Fair Value of Derivative Instruments
Fair value of derivative instruments
(1)

	As at
	October 31, 2024		October 31, 2023

(Millions of Canadian dollars)	Positive	Negative	Positive	Negative
Held or issued for trading purposes
Interest rate contracts
Forward rate agreements	$147	$68	$76	$24
Swaps	21,155	16,482	26,320	22,965
Options purchased	5,556	–	11,230	–
Options written	–	6,049	–	11,776
	26,858	22,599	37,626	34,765
Foreign exchange contracts
Forward contracts	26,339	23,758	22,972	22,655
Cross currency swaps	7,316	4,912	7,370	5,815
Cross currency interest rate swaps	60,105	59,733	55,268	46,550
Options purchased	2,407	–	2,623	–
Options written	–	1,800	–	1,790
	96,167	90,203	88,233	76,810
Credit derivatives	270	216	175	176
Other contracts	26,325	46,420	16,319	20,865
	149,620	159,438	142,353	132,616
Held or issued for other-than-trading purposes
Interest rate contracts
Swaps	1,215	3,100	1,907	7,436
	1,215	3,100	1,907	7,436
Foreign exchange contracts
Forward contracts	1,235	682	860	509
Cross currency swaps	207	46	–	–
Cross currency interest rate swaps	874	2,287	555	4,484
	2,316	3,015	1,415	4,993
Credit derivatives	3	2	49	–
Other contracts	79	77	71	109
	3,613	6,194	3,442	12,538
Total gross fair values before:	153,233	165,632	145,795	145,154
Valuation adjustments determined on a pooled basis	(1,053)	(301)	(1,801)	(981)
Impact of netting agreements that qualify for balance sheet offset	(1,568)	(1,568)	(1,544)	(1,544)
	$150,612	$163,763	$142,450	$142,629

(1)	The fair value reflects the impact of characterizing the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.

Fair Value of Derivative Instruments by Term to Maturity
Fair value of derivative instruments by term to maturity
(1)

	As at
	October 31, 2024				October 31, 2023

(Millions of Canadian dollars)	Less than 1 year	1 through 5 years	Over 5 years	Total	Less than 1 year	1 through 5 years	Over 5 years	Total
Derivative assets	$54,660	48,765	47,187	$150,612	$46,148	52,165	44,137	$142,450
Derivative liabilities	67,886	51,170	44,707	163,763	47,707	51,690	43,232	142,629

(1)	The fair value reflects the impact of characterizing the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.

Summary of Derivative-related Credit Risk
Derivative-related credit risk
(1)

	As at
	October 31, 2024			October 31, 2023

(Millions of Canadian dollars)	Replacement cost	Credit equivalent amount	Risk-weighted equivalent (2), (3)	Replacement cost	Credit equivalent amount	Risk-weighted equivalent (2)
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$8	$231	$43	$58	$94	$6
Swaps	6,926	17,760	2,747	9,613	24,448	3,721
Options purchased	317	859	135	610	1,547	353
Options written	49	398	104	123	564	152
Foreign exchange contracts
Forward contracts	8,077	33,908	6,693	5,655	27,862	5,611
Swaps	3,915	21,709	2,703	4,261	21,483	4,274
Options purchased	877	2,315	587	841	1,742	383
Options written	117	476	98	95	441	109
Credit derivatives	608	2,336	191	356	1,834	219
Other contracts	1,773	20,981	4,756	1,933	16,002	4,929
Exchange-traded contracts	10,084	19,023	380	7,186	16,191	324
	$32,751	$119,996	$18,437	$30,731	$112,208	$20,081

(1)	The amounts presented are net of master netting agreements in accordance with CAR guidelines.
(2)	The risk-weighted balances are calculated in accordance with CAR guidelines and exclude CVA of $18 billion (October 31, 2023 – $13 billion).
(3)	The amounts presented reflect our adoption of the revised market risk and CVA frameworks that came into effect on November 1, 2023.

Summary of Replacement Cost of Derivative Instruments by Risk Rating and by Counterparty Type
Replacement cost of derivative instruments by risk rating and by counterparty type

	As at October 31, 2024
	Risk rating (1)					Counterparty type (2)

(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive fair values	$31,561	$77,933	$25,206	$18,533	$153,233	$75,119	$24,655	$53,459	$153,233
Impact of master netting agreements and applicable margins	18,644	67,995	19,046	14,797	120,482	73,763	24,289	22,430	120,482
Replacement cost (after netting agreements)	$12,917	$9,938	$6,160	$3,736	$32,751	$1,356	$366	$31,029	$32,751

	As at October 31, 2023
	Risk rating (1)					Counterparty type (2)

(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive fair values	$36,224	$70,010	$28,956	$10,605	$145,795	$69,841	$20,268	$55,686	$145,795
Impact of master netting agreements and applicable margins	24,025	60,556	22,765	7,718	115,064	68,151	20,237	26,676	115,064
Replacement cost (after netting agreements)	$12,199	$9,454	$6,191	$2,887	$30,731	$1,690	$31	$29,010	$30,731

(1)	Our internal risk ratings of AAA, AA, A and BBB represent investment grade ratings and ratings of BB or lower represent non-investment grade ratings, as outlined in the internal ratings maps in the Credit risk section of Management’s Discussion and Analysis.
(2)	Counterparty type is defined in accordance with CAR guidelines.

Summary of Fair Values of Derivative and Non-derivative Instruments Categorized by Hedging Relationships

	As at
	October 31, 2024				October 31, 2023
	Designated as hedging instruments in hedging relationships			Not designated in a hedging relationship	Designated as hedging instruments in hedging relationships			Not designated in a hedging relationship
(Millions of Canadian dollars)	Fair value	Cash flow	Net investment		Fair value	Cash flow	Net investment
Assets
Derivative instruments	$18	$298	$4	$150,292	$156	$19	$13	$142,262
Liabilities
Derivative instruments	59	27	433	163,244	50	100	409	142,070
Non-derivative instruments	–	–	37,833	n.a.	–	–	25,427	n.a.

(1)	The fair value reflects the impact of characterizing the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
n.a.	not applicable

Summary of Items Designated as Hedging Instruments

The following tables present the details of the hedged items categorized by their hedging relationships:
Fair value hedges – Assets and liabilities designated as hedged items

	As at and for the year ended October 31, 2024
	Carrying amount		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount

(Millions of Canadian dollars)	Assets	Liabilities	Assets	Liabilities	Consolidated Balance Sheet items:	Changes in fair values used for calculating hedge ineffectiveness
Interest rate risk
Fixed rate assets (1)	$114,354	$–	$(666)	$–	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale	$2,702
Fixed rate liabilities (1)	–	118,116	–	(2,312)	Deposits – Personal; Deposits – Business and government; Subordinated debentures; Deposits – Bank	(3,963)

	As at and for the year ended October 31, 2023
	Carrying amount		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount

(Millions of Canadian dollars)	Assets	Liabilities	Assets	Liabilities	Consolidated Balance Sheet items:	Changes in fair values used for calculating hedge ineffectiveness
Interest rate risk
Fixed rate assets (1)	$86,734	$–	$(3,911)	$–	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale	$(1,445)
Fixed rate liabilities (1)	–	102,535	–	(6,340)	Deposits – Business and government; Subordinated debentures; Deposits – Bank	276

(1)
As at October 31, 2024, the accumulated amount of fair value hedge adjustments remaining on our Consolidated Balance Sheets for hedged items that have ceased to be adjusted for hedging gains and losses is a loss of
$238 million for fixed rate assets and a gain of $118 million for fixed rate liabilities (October 31, 2023 – loss of $539 million and gain of $259 million, respectively).
Cash flow and net investment hedges – Assets and liabilities designated as hedged items

	As at and for the year ended October 31, 2024
		Changes in fair values used for calculating hedge ineffectiveness	Cash flow hedge/foreign currency translation reserve
(Millions of Canadian dollars)	Consolidated Balance Sheet items:		Continuing hedges	Discontinued hedges
Cash flow hedges
Interest rate risk
Variable rate assets	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale;	$(4,415)	$2,645	$(2,216)
	Interest bearing deposits with banks; Assets purchased under reverse
	repurchase agreements and securities borrowed
Variable rate liabilities	Deposits – Business and government;	4,437	(1,801)	4,557
	Deposits – Personal; Obligations related to assets sold under repurchase agreements and securities loaned
Foreign exchange risk
Fixed rate assets	Securities – Investment, net of applicable allowance	7	13	–
Fixed rate liabilities	Deposits – Business and government	(106)	(52)	–
Net investment hedges
Foreign exchange risk
Foreign subsidiaries	n.a.	710	(8,005)	(382)

	As at and for the year ended October 31, 2023
	Consolidated Balance Sheet items:	Changes in fair values used for calculating hedge ineffectiveness	Cash flow hedge/foreign currency translation reserve
(Millions of Canadian dollars)			Continuing hedges	Discontinued hedges
Cash flow hedges
Interest rate risk
Variable rate assets	Securities – Investment, net of	$2,248	$(2,115)	$(3,126)
	applicable allowance; Loans – Retail; Interest bearing deposits with banks;
	Assets purchased under reverse repurchase agreements and securities borrowed
Variable rate liabilities	Deposits – Business and government;	(2,558)	3,535	5,607
	Deposits – Personal;
	Obligations related to assets sold under
	repurchase agreements and securities loaned
Foreign exchange risk
Fixed rate assets	Securities – Investment, net of applicable allowance	50	–	–
Net investment hedges
Foreign exchange risk
Foreign subsidiaries	n.a.	1,513	(7,297)	(382)

n.a.	not applicable
Effectiveness of designated hedging relationships

	For the year ended October 31, 2024

(Millions of Canadian dollars)	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in income (1)	Changes in the value of the hedging instrument recognized in OCI	Amount reclassified from hedge reserves to income
Fair value hedges
Interest rate risk
Interest rate contracts – fixed rate assets	$(2,761)	$(59)	n.a.	n.a.
Interest rate contracts – fixed rate liabilities	3,961	(2)	n.a.	n.a.
Cash flow hedges
Interest rate risk
Interest rate contracts – variable rate assets	4,416	15	$2,559	$(3,195)
Interest rate contracts – variable rate liabilities	(4,325)	(19)	(2,600)	3,872
Foreign exchange risk
Cross currency swap – fixed rate assets	(6)	–	1	(12)
Cross currency swap – fixed rate liabilities	107	2	70	122
Net investment hedges
Foreign exchange risk
Foreign currency liabilities	(455)	–	(455)	–
Forward contracts	(255)	–	(254)	(1)

	For the year ended October 31, 2023

(Millions of Canadian dollars)	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in income (1)	Changes in the value of the hedging instrument recognized in OCI	Amount reclassified from hedge reserves to income
Fair value hedges
Interest rate risk
Interest rate contracts – fixed rate assets	$1,385	$(60)	n.a.	n.a.
Interest rate contracts – fixed rate liabilities	(205)	71	n.a.	n.a.
Cash flow hedges
Interest rate risk
Interest rate contracts – variable rate assets	(2,232)	7	$(3,930)	$(3,121)
Interest rate contracts – variable rate liabilities	2,416	(11)	4,498	3,045
Foreign exchange risk
Cross currency swap – fixed rate assets	(50)	–	(44)	(37)
Net investment hedges
Foreign exchange risk
Foreign currency liabilities	(684)	–	(684)	–
Forward contracts	(828)	–	(828)	(191)

(1)
Hedge ineffectiveness recognized in income included losses of $50 million that are excluded from the assessment of hedge effectiveness and are offset by economic hedges (October 31, 2023 – gains of $3 million).

n.a.	not applicable

Reconciliation of Components of Equity by Hedging Designation
Reconciliation of components of equity
The following table provides a reconciliation by risk category of each component of equity and an analysis of other comprehensive income relating to hedge accounting:

	For the year ended October 31, 2024		For the year ended October 31, 2023

(Millions of Canadian dollars)	Cash flow hedge reserve	Foreign currency translation reserve	Cash flow hedge reserve	Foreign currency translation reserve
Balance at the beginning of the year	$2,756	$6,612	$2,394	$5,688
Cash flow hedges
Effective portion of changes in fair value:
Interest rate risk	(40)		568
Foreign exchange risk	71		(44)
Equity price risk	413		(119)
Net amount reclassified to profit or loss:
Ongoing hedges:
Interest rate risk	134		(377)
Foreign exchange risk	(110)		37
Equity price risk	(350)		93
De-designated hedges:
Interest rate risk	(811)		453
Hedges of net investment in foreign operations
Foreign exchange denominated debt		(455)		(684)
Forward foreign exchange contracts		(254)		(828)
Foreign currency translation differences for foreign operations		1,018		2,164
Reclassification of losses (gains) on foreign currency translation to income		–		(160)
Reclassification of losses (gains) on net investment hedging activities to income		1		191
Tax on movements on reserves during the period	204	206	(249)	241
Balance at the end of the year	$2,267	$7,128	$2,756	$6,612

Fair value hedges [member]
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity and Hedging Instrument Rates
Fair value hedges

	As at October 31, 2024
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of fixed rate assets	$11,396	$68,563	$38,343	$118,302	$10	$55
Hedge of fixed rate liabilities	32,496	71,668	17,267	121,431	8	4
Weighted average fixed interest rate
Hedge of fixed rate assets	3.8%	3.8%	3.5%	3.7%
Hedge of fixed rate liabilities	2.9%	2.8%	3.1%	2.8%

	As at October 31, 2023
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of fixed rate assets	$8,853	$62,948	$21,702	$93,503	$156	$–
Hedge of fixed rate liabilities	23,592	75,130	10,236	108,958	–	50
Weighted average fixed interest rate
Hedge of fixed rate assets	4.3%	3.6%	3.2%	3.6%
Hedge of fixed rate liabilities	2.1%	2.4%	2.6%	2.3%

(1)	The carrying amount reflects the impact of characterizing the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.

Cash flow hedges [member]
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity and Hedging Instrument Rates
Cash flow hedges

	As at October 31, 2024
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of variable rate assets	$91,698	$133,684	$6,831	$232,213	$–	$–
Hedge of variable rate liabilities	46,390	101,339	33,845	181,574	–	–
Weighted average fixed interest rate
Hedge of variable rate assets	4.1%	3.5%	3.5%	3.7%
Hedge of variable rate liabilities	4.1%	3.6%	2.9%	3.6%
Foreign exchange risk
Cross currency swaps
Hedge of fixed rate assets	$–	$936	$–	$936	$9	$21
Hedge of fixed rate liabilities	–	4,163	–	4,163	198	6
Weighted average CAD-EUR exchange rate	n.a.	1.43	n.a.	1.43
Weighted average CAD-USD exchange rate	n.a.	1.34	n.a.	1.34

	As at October 31, 2023
	Notional amounts				Carrying am o unt (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of variable rate assets	$63,927	$68,470	$1,097	$133,494	$–	$–
Hedge of variable rate liabilities	16,696	63,527	32,802	113,025	–	–
Weighted average fixed interest rate
Hedge of variable rate assets	4.5%	3.4%	3.7%	4.0%
Hedge of variable rate liabilities	4.9%	3.8%	2.8%	3.7%
Foreign exchange risk
Cross currency swaps
Hedge of fixed rate assets	$63	$916	$–	$979	$19	$14
Weighted average CAD-EUR exchange rate	1.48	1.44	n.a.	1.45
Weighted average CAD-USD exchange rate	n.a.	1.34	n.a.	1.34

(1)	The carrying amount reflects the impact of characterizing the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
n.a.	not applicable

Net Investment Hedges [Member]
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity and Hedging Instrument Rates
Net investment hedges

	As at October 31, 2024
	Notional/Principal				Carrying amount

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Foreign exchange risk
Foreign currency liabilities	$4,540	$27,649	$6,505	$38,694	n.a.	$37,833
Weighted average CAD-USD exchange rate	1.33	1.34	1.34	1.34
Weighted average CAD-EUR exchange rate	n.a.	n.a.	n.a.	n.a.
Weighted average CAD-GBP exchange rate	1.71	1.76	n.a.	1.73
Forward contracts	$19,926	$–	$–	$19,926	$4	$433
Weighted average CAD-USD exchange rate	1.36	n.a.	n.a.	1.36
Weighted average CAD-EUR exchange rate	1.50	n.a.	n.a.	1.50
Weighted average CAD-GBP exchange rate	1.79	n.a.	n.a.	1.79

	As at October 31, 2023
	Notional/Principal				Carrying amount

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Foreign exchange risk
Foreign currency liabilities	$6,061	$14,653	$6,413	$27,127	n.a.	$25,427
Weighted average CAD-USD exchange rate	1.28	1.29	1.33	1.30
Weighted average CAD-EUR exchange rate	n.a.	n.a.	n.a.	n.a.
Weighted average CAD-GBP exchange rate	n.a.	1.71	n.a.	1.71
Forward contracts	$18,920	$–	$–	$18,920	$13	$409
Weighted average CAD-USD exchange rate	1.36	n.a.	n.a.	1.36
Weighted average CAD-EUR exchange rate	1.45	n.a.	n.a.	1.45
Weighted average CAD-GBP exchange rate	1.68	n.a.	n.a.	1.68

n.a.	not applicable